Capital Management - Summary of Regulatory Capital and Capital Ratios (Detail) - CAD ($) $ in Millions		Oct. 31, 2023	Oct. 31, 2022
Capital
Common Equity Tier 1 capital	[1],[2]	$ 57,041	$ 53,081
Net Tier 1 capital	[1],[2]	65,223	61,262
Total regulatory capital	[1],[2]	75,651	70,710
Total loss absorbing capacity (TLAC)	[1],[2],[3]	134,504	126,565
Risk-weighted assets/exposures used in calculation of capital ratios
Risk-weighted assets	[1],[2]	440,017	462,448
Leverage exposures	[4]	$ 1,562,963	$ 1,445,619
Regulatory ratios
Common Equity Tier 1 capital ratio		13.00%	11.50%
Tier 1 capital ratio		14.80%	13.20%
Total capital ratio		17.20%	15.30%
Total loss absorbing capacity ratio	[3]	30.60%	27.40%
Leverage ratio	[4]	4.20%	4.20%
Total loss absorbing capacity leverage ratio	[3]	8.60%	8.80%

[1]	2023 regulatory capital ratios are based on Revised Basel III requirements as determined in accordance with OSFI Guideline – Capital Adequacy Requirements (February 2023). Prior year regulatory capital ratios were prepared in accordance with OSFI Guideline – Capital Adequacy Requirements (November 2018).
[2]	Regulatory ratios and amounts reported in 2023 are under Revised Basel III requirements and are not directly comparable to ratios and amounts reported in 2022.
[3]	This measure has been disclosed in this document in accordance with OSFI Guideline – Total Loss Absorbing Capacity (September 2018).
[4]	2023 leverage ratios are based on Revised Basel III requirements as determined in accordance with OSFI Guideline – Leverage Requirements (February 2023). Prior year leverage ratios were prepared in accordance with OSFI Guideline – Leverage Requirements (November 2018).